Group Employees (Tables)	12 Months Ended
Dec. 31, 2017
Number And Average Number Of Employees [Abstract]
Summary of Average Number of Persons Employed by Group and Associates

	2017 Number	2016 Number

United States	2,168	-

Asia-Pacific	13,293	13,002

Americas	15,929	14,691

Western Europe	16,644	13,444

EEMEA	12,559	11,569

Subsidiary undertakings	60,593	52,706

Associates	30,809	32,629

	91,402	85,335